LONG-TERM PREPAYMENTS (Tables)	6 Months Ended
Mar. 31, 2026
Long-term Prepayments
SCHEDULE OF LONG-TERM PREPAYMENTS	Long-term prepayments consist of the following:
	March 31, 2026	September 30, 2025
	(Unaudited)
Prepayment for purchase of property	$3,004,769	$-
Total long-term prepayments	$3,004,769	$-